CONSOLIDATED AND COMBINED CONDENSED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 60,634	$ 41,209
Trade receivables, less allowance for credit losses	359,956	383,496
Inventories, net	446,531	420,062
Prepaid expenses	53,174	51,949
Other current assets	67,701	67,357
Total current assets	987,996	964,073
Property, plant and equipment, net	265,185	286,278
Goodwill	1,399,661	1,532,993
Intangible assets, net	452,329	521,434
Lease assets—right of use	89,551	107,944
Other assets	345,181	48,540
Related party receivables, net		101,600
Total assets	3,539,903	3,461,262
CURRENT LIABILITIES:
Accounts payable	320,179	345,480
Current lease liability	20,323	23,110
Accrued liabilities	290,403	251,109
Total current liabilities	610,582	596,589
Noncurrent Liabilities:
Long-term debt	1,132,415	0
Other liabilities	549,381	362,945
Total liabilities	2,292,378	959,534
Equity:
Common stock—$0.001 par value—Authorized 600,000,000, 60,076,559 and 100 shares outstanding as of September 30, 2022 and December 31, 2021, respectively	60	0
Additional paid-in capital	1,857,918	0
Retained earnings	101,549	0
Former Parent's investment	0	2,921,623
Accumulated other comprehensive loss	(750,342)	(460,888)
Total ESAB Corporation equity	1,209,185	2,460,735
Noncontrolling interest	38,340	40,993
Total equity	1,247,525	2,501,728
Total liabilities and equity	$ 3,539,903	3,461,262
ESAB Corporation
CURRENT ASSETS:
Cash and cash equivalents		325
Trade receivables, less allowance for credit losses		14,880
Inventories, net		18,397
Prepaid expenses		1,722
Other current assets		1,703
Total current assets		37,027
Property, plant and equipment, net		7,369
Goodwill		75,503
Intangible assets, net		19,323
Lease assets—right of use		7,421
Other assets		795
Related party receivables, net		101,590
Total assets		249,028
CURRENT LIABILITIES:
Accounts payable		15,685
Accrued payroll		3,009
Accrued taxes		2,019
VAT payable		4,004
Current lease liability		826
Other accrued liabilities		1,113
Total current liabilities		26,656
Noncurrent Liabilities:
Deferred tax liability		5,363
Other liabilities		2,993
Non-current lease liability		6,351
Total liabilities		41,363
Equity:
Additional paid-in capital		202,515
Retained earnings		88,899
Accumulated other comprehensive loss		(83,749)
Total equity		207,665
Total liabilities and equity		$ 249,028